Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Net Loss Per Share
	For the years ended December 31,
	2015	2014
Net loss	$(21,122)	$(12,243)
Net loss: Non-controlling interest	(827)	(454)
Net loss applicable to Heat Biologics, Inc.	$(20,295)	$(11,789)

Weighted-average number of common shares used in net loss per share applicable to Heat Biologics, Inc—basic and diluted	8,015,687	6,454,866
Net loss per share applicable to Heat Biologics, Inc —basic and diluted	$(2.53)	$(1.83)

Schedule of Potentially Dilutive Securities

	For the years ended December 31,
	2015	2014
Outstanding stock options	1,214,686	1,018,590
Common stock warrants	142,392	142,392